Other Payables and Accruals (Details) $ in Thousands	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Other Payables and Accruals
Unearned revenue	$ 48,183	$ 38,680
Accrued off-hire	6,968	7,376
Accrued purchases	9,759	18,578
Accrued interest	36,746	38,107
Other accruals	34,586	24,709
Total	$ 136,242	$ 127,450
Unearned revenue, number of vessels | item	22	17